CONTRACT COSTS, NET	6 Months Ended
Dec. 31, 2023
CONTRACT COSTS, NET
CONTRACT COSTS, NET

NOTE 7. CONTRACT COSTS, NET

Contract costs, net consisted of the following:

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
Third Party	RMB	(Unaudited)	(Unaudited)
Contract costs	¥52,158,840	¥41,886,747	$5,899,625
Allowance for credit losses	(2,586,155)	(4,562,923)	(642,674)
Total contract costs, net	¥49,572,685	¥37,323,824	$5,256,951

As of December 31, 2023, total contracts costs, net amounted to ¥37,323,824 ($5,256,951), of which 18.5%, or ¥6.9 million ($1.0 million) have been subsequently realized as the date of this report, and the remaining balance is expected to be utilized by December 2024.

Net recovery of provision for credit losses of contract costs was ¥3,751,575 for the six months ended December 31, 2022. Provision for credit losses of contract costs was ¥1,939,135 ($273,122) for the six months ended December 31, 2023.

Movement of allowance for credit losses of contract costs is as follows:

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥4,063,482	¥2,586,155	$364,252
Reversal of allowance	(1,720,095)	1,939,135	273,122
Charge to cost of sales	242,768	37,633	5,300
Ending balance	¥2,586,155	¥4,562,923	$642,674